Property and Equipment - Leases (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Right of use assets
Right-of-use assets, beginning of period	$ 6,254
Additions, right-of-use assets	6,547
Depreciation, right-of-use assets	(2,178)
Lease modifications, right of use assets	(205)
Effect of translation, right of use assets	(1,108)
Right-of-use assets, end of period	9,310
Lease Liabilities
Lease liabilities, beginning of period	6,075
Additions, lease liabilities	5,426
Interest expense, lease liabilities	566
Lease modifications, lease liabilities	(268)
Payments, lease liabilities	(2,824)
Effect of translation, lease liabilities	(726)
Lease liabilities, end of period	$ 8,249